Schedule of short-term benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Short-term benefits	R$ 539,566	R$ 436,021	R$ 422,013
Health care benefits member
Disclosure of defined benefit plans [line items]
Short-term benefits	235,681	197,683	181,466
Private pension benefits member
Disclosure of defined benefit plans [line items]
Short-term benefits	136,851	94,302	90,687
Transport benefits member
Disclosure of defined benefit plans [line items]
Short-term benefits	77,201	66,752	67,761
Feeding benefits member
Disclosure of defined benefit plans [line items]
Short-term benefits	51,240	38,400	35,677
Life insurance benefits member
Disclosure of defined benefit plans [line items]
Short-term benefits	10,324	9,875	7,997
Training benefits member
Disclosure of defined benefit plans [line items]
Short-term benefits	15,723	14,892	26,261
Other benefits member
Disclosure of defined benefit plans [line items]
Short-term benefits	R$ 12,546	R$ 14,117	R$ 12,164